As filed with the Securities and Exchange Commission on October 26, 2006

File Nos. 333-62298 and 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment	No.	[		]
Post-Effective Amendment	No. 33	[	X	]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment	No. 35

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 287-3338
(Registrant’s Telephone Number, including Area Code)

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b).
[X]	on November 27, 2006 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 20 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 7, 2006 and pursuant to Rule 485(a)(2) would become effective on August 21, 2006.

Post-Effective Amendment No. 25 was filed pursuant to Rule 485(b)(1)(iii) on August 18, 2006 for the sole purpose of extending the date upon which the Amendment was to become effective to September 15, 2006.

Post-Effective Amendment No. 28 was filed pursuant to Rule 485(b)(1)(iii) on September 12, 2006 for the sole purpose of extending the date upon which the Amendment was to become effective to September 29, 2006.

Post-Effective Amendment No. 30 was filed pursuant to Rule 485(b)(1)(iii) on September 28, 2006 for the sole purpose of extending the date upon which the Amendment was to become effective to October 27, 2006.

This Post-Effective Amendment No. 33 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 27, 2006 as the new date upon which the Amendment shall become effective

This Post-Effective Amendment No. 33 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 26th day of October, 2006.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ Joseph C. Neuberger
Joseph C. Neuberger
Chairperson, President and Treasurer/Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on October 26, 2006 by the following persons in the capacities indicated.

Signature	Title
/s/ Joseph C. Neuberger Joseph C. Neuberger	Chairperson, President, Treasurer/Principal Accounting Officer and Trustee
Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
* By /s/ Joseph C. Neuberger
Joseph C. Neuberger
Attorney-in-Fact pursuant to Power of Attorney
filed with Registrant’s Post-Effective Amendment
No. 16 to its Registration Statement on Form N-1A
with the SEC on February 10, 2006.